SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, STATEMENT OF COMPREHENSIVE INCOME (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Before-Tax Amount [Member]
Schedule I, Condensed Financial Information of Parent, Schedule of Comprehensive Income [Line Items]
Schedule I, Condensed Financial Information of Parent, Net Income	$ 1,331	[1],[2]	$ 709	[1],[2]	$ 1,119	[1],[2]
Schedule I, Condensed Financial Information of Parent, Foreign Currency Translation Adjustments	(79)	[1]	47	[1]	102	[1]
Schedule I, Condensed Financial Information of Parent, Reclassification To Net Income Of Foreign Currency Translation Adjustment Related To Equity Method Investments	(54)	[1]
Schedule I, Condensed Financial Information of Parent, Available For Sale Securities	(2)	[1]	(10)	[1]	9	[1]
Schedule I, Condensed Financial Information of Parent, Pension And Other Postretirement Benefits	(20)	[1]	23	[1]	(6)	[1]
Schedule I, Condensed Financial Information of Parent, Financial Instruments	(26)	[1]	(22)	[1]	60	[1]
Schedule I, Condensed Financial Information of Parent, Total Other Comprehensive Income Loss	(181)	[1]	38	[1]	165	[1]
Schedule I, Condensed Financial Information of Parent, Total Comprehensive Income	1,150	[1],[2]	747	[1],[2]	1,284	[1],[2]
Income Tax (Expense) Benefit [Member]
Schedule I, Condensed Financial Information of Parent, Schedule of Comprehensive Income [Line Items]
Schedule I, Condensed Financial Information of Parent, Foreign Currency Translation Adjustments	3
Schedule I, Condensed Financial Information of Parent, Available For Sale Securities	1		2		(2)
Schedule I, Condensed Financial Information of Parent, Pension And Other Postretirement Benefits	8		(10)		3
Schedule I, Condensed Financial Information of Parent, Financial Instruments	10		9		(22)
Schedule I, Condensed Financial Information of Parent, Total Other Comprehensive Income Loss	22		1		(21)
Schedule I, Condensed Financial Information of Parent, Total Comprehensive Income	22	[2]	1	[2]	(21)	[2]
Net-Of-Tax Amount [Member]
Schedule I, Condensed Financial Information of Parent, Schedule of Comprehensive Income [Line Items]
Schedule I, Condensed Financial Information of Parent, Net Income	1,331	[2]	709	[2]	1,119	[2]
Schedule I, Condensed Financial Information of Parent, Foreign Currency Translation Adjustments	(76)		47		102
Schedule I, Condensed Financial Information of Parent, Reclassification To Net Income Of Foreign Currency Translation Adjustment Related To Equity Method Investments	(54)
Schedule I, Condensed Financial Information of Parent, Available For Sale Securities	(1)		(8)		7
Schedule I, Condensed Financial Information of Parent, Pension And Other Postretirement Benefits	(12)		13		(3)
Schedule I, Condensed Financial Information of Parent, Financial Instruments	(16)		(13)		38
Schedule I, Condensed Financial Information of Parent, Total Other Comprehensive Income Loss	(159)		39		144
Schedule I, Condensed Financial Information of Parent, Total Comprehensive Income	$ 1,172	[2]	$ 748	[2]	$ 1,263	[2]

[1]	Except for Net Income and Total Comprehensive Income (Loss).
[2]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.